Pension, Savings, and Other Employee Benefits - Schedule Of Components Of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 41	$ 37	$ 39
Interest cost	27,877	29,380	31,216
Expected return on plan assets	(32,897)	(36,015)	(39,123)
Prior service cost/(credit)	0	52	196
Actuarial (gain)/loss	(12,102)	(9,521)	(8,141)
Net periodic benefit cost	7,123	2,975	469
ASC 715 settlement expense	0	43	0
Total periodic benefit costs	7,123	3,018	469
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	133	107	110
Interest cost	1,309	1,305	1,292
Expected return on plan assets	(1,074)	(947)	(913)
Prior service cost/(credit)	0	95	170
Actuarial (gain)/loss	387	567	810
Net periodic benefit cost	(19)	(7)	(151)
ASC 715 settlement expense	99	0	0
Total periodic benefit costs	$ 80	$ (7)	$ (151)